UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:     June 30, 2010

Check here if Amendment [    ]; Amendment Number:  __
This Amendment (Check only one.):      [  ] is a restatement.
                                       [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Berkowitz Capital & Co., LLC
Address:     909 Third Avenue
             New York, New York 10022

Form 13F File Number: 28-06619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Berkowitz
Title:   Managing Member
Phone:   (212) 940-0700

       Signature                       Place                     Date of Signing
/S/ JEFFREY L. BERKOWITZ               NEW YORK, NY              AUGUST 11, 2010
-------------------------              ------------              ---------------


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        46

Form 13F Information Table Value Total:        $34,144
                                             (thousands)



List of Other Included Managers:

None

    BERKOWITZ CAPITAL PARTNERS, L.P. FORM 13F INFORMATION TABLE (6/31/2010)

                                                                AMOUNT & TYPE OF SECURITY                VOTING AUTHORITY
                                                                -------------------------                ----------------
                                                                SHRS
                             TITLE OF                  VALUE    OR PRN   SH/ PUT/  INVESTMENT  OTHER
NAME OF ISSUER               CLASS          CUSIP      (X1000)  AMOUNT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------------
APPLE INC                     COM            037833100    9307   37,000  SH          SOLE                 37,000
----------------------------------------------------------------------------------------------------------------------------------
APPLE INC                     COM            037833101     100   20,000       CALL                                         20,000
----------------------------------------------------------------------------------------------------------------------------------
APPLE INC                     COM            037833102     172   75,000       CALL                                         75,000
----------------------------------------------------------------------------------------------------------------------------------
BAIDU INC                     SPON ADR REP A 056752108    1191   17,500  SH          SOLE                 17,500
----------------------------------------------------------------------------------------------------------------------------------
BAIDU INC                     SPON ADR REP A 056752108     126   50,000       CALL                                         50,000
----------------------------------------------------------------------------------------------------------------------------------
BANCO SANTANDER SA            ADR            05964H105     105  300,000       PUT                                         300,000
----------------------------------------------------------------------------------------------------------------------------------
BANCO SANTANDER SA            ADR            05964H105      92   45,000       PUT                                          45,000
----------------------------------------------------------------------------------------------------------------------------------
BANCO SANTANDER SA            ADR            05964H105     120  165,000       PUT                                         165,000
----------------------------------------------------------------------------------------------------------------------------------
BP PLC                        SPONSORED ADR  055622104      93   40,000       PUT                                          40,000
----------------------------------------------------------------------------------------------------------------------------------
CATERPILLAR INC DEL           COM            149123101    1201   20,000  SH          SOLE                 20,000
----------------------------------------------------------------------------------------------------------------------------------
CATERPILLAR INC DEL           COM            149123101      25   10,000       PUT                                          10,000
----------------------------------------------------------------------------------------------------------------------------------
COMMVAULT SYSTEMS INC         COM            204166102      64   80,000       CALL                                         80,000
----------------------------------------------------------------------------------------------------------------------------------
COMMVAULT SYSTEMS INC         COM            204166102       4   35,000       CALL                                         35,000
----------------------------------------------------------------------------------------------------------------------------------
COMMVAULT SYSTEMS INC         COM            204166102     338   15,000  SH          SOLE                 15,000
----------------------------------------------------------------------------------------------------------------------------------
COMPELLENT TECHNOLOGIES INC   COM            20452A108       3   50,000       CALL                                         50,000
----------------------------------------------------------------------------------------------------------------------------------
CSX CORP                      COM            126408103    2233   45,000  SH          SOLE                 45,000
----------------------------------------------------------------------------------------------------------------------------------
CSX CORP                      COM            126408103      18   25,000       CALL                                         25,000
----------------------------------------------------------------------------------------------------------------------------------
CSX CORP                      COM            126408103      41   20,000       PUT                                          20,000
----------------------------------------------------------------------------------------------------------------------------------
DANAHER CORP DEL              COM            235851102    1114   30,000  SH          SOLE                 30,000
----------------------------------------------------------------------------------------------------------------------------------
DANAHER CORP DEL              COM            235851102      11   30,000       PUT                                          30,000
----------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER & GO  COM            35671D857      51   15,000       PUT                                          15,000
----------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO           COM            369604103      28  100,000       CALL                                        100,000
----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX              RUSSELL 2000   464287655     261  125,000       PUT                                         125,000
----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX              RUSSELL 2000   464287655     166   30,000       PUT                                          30,000
----------------------------------------------------------------------------------------------------------------------------------
JOY GLOBAL INC                COM            481165108    1828   36,500  SH          SOLE                 36,500
----------------------------------------------------------------------------------------------------------------------------------
JOY GLOBAL INC                COM            481165108      37   15,000       PUT                                          15,000
----------------------------------------------------------------------------------------------------------------------------------
KOHLS CORP                    COM            500255104    1663   35,000  SH          SOLE                 35,000
----------------------------------------------------------------------------------------------------------------------------------
KOHLS CORP                    COM            500255104     192  160,000       CALL                                        160,000
----------------------------------------------------------------------------------------------------------------------------------
M & T BK CORP                 COM            55261F104       5   15,000       CALL                                         15,000
----------------------------------------------------------------------------------------------------------------------------------
MACYS INC                     COM            55616P104    3580  200,000  SH          SOLE                 200,000
----------------------------------------------------------------------------------------------------------------------------------
MACY'S INC                    COM            55616P104     198  550,000       CALL                                        550,000
----------------------------------------------------------------------------------------------------------------------------------
MCAFEE INC                    COM            579064106      30   50,000       CALL                                         50,000
----------------------------------------------------------------------------------------------------------------------------------
MOSAIC CO                     COM            61945A107      45   80,000       CALL                                         80,000
----------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC                  COM            620076109    1793  275,000  SH          SOLE                 275,000
----------------------------------------------------------------------------------------------------------------------------------
NETFLIX  INC                  COM            64110L106    1195   11,000  SH          SOLE                 11,000
----------------------------------------------------------------------------------------------------------------------------------
OMNIVISION TECHNOLOGIES INC   COM            682128103     101   50,000       CALL                                         50,000
----------------------------------------------------------------------------------------------------------------------------------
POTASH CORP SASK INC          COM            73755L107      19   60,000       CALL                                         60,000
----------------------------------------------------------------------------------------------------------------------------------
SALESFORCE COM INC            COM            79466L302    1073   12,500  SH          SOLE                 12,500
----------------------------------------------------------------------------------------------------------------------------------
SALESFORCE COM INC            COM            79466L302      30   15,000       CALL                                         15,000
----------------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500 ETF TR           UNIT SER 1 S&P 78462F103      76   20,000       PUT                                          20,000
----------------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500 ETF TR           UNIT SER 1 S&P 78462F103     515   70,000       PUT                                          70,000
----------------------------------------------------------------------------------------------------------------------------------
UNION PAC CORP                COM            907818908    2989   43,000  SH                               43,000
----------------------------------------------------------------------------------------------------------------------------------
UNION PAC CORP                COM            907818908      61   25,000       PUT                                          25,000
----------------------------------------------------------------------------------------------------------------------------------
UNITED PARCEL SERVICE INC     CL B           911312106    1707   30,000  SH          SOLE                 30,000
----------------------------------------------------------------------------------------------------------------------------------
UNITED TECHNOLOGIES CORP      COM            913017109     133   25,000       PUT                                          25,000
----------------------------------------------------------------------------------------------------------------------------------
VMWARE INC                    CL A COM       928563402      13   10,000       CALL                                         10,000
----------------------------------------------------------------------------------------------------------------------------------
                                                        34,144